Credit risk from financial instruments (Details) - Credit Concentration Risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Credit risk from financial instruments
Maximum credit exposure	$ 17.8	$ 17.7
Impairment against two specific financial assets	$ 0.0	$ 0.0	$ 0.5